INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended			132 Months Ended
	Jan. 01, 2008	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
INCOME TAX EXPENSE
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Provision for income taxes		$ (297,860)	$ (17,553)	$ 1,691,408
Net operating losses		$ 158,248,572			$ 158,248,572
Adagene (Suzhou) Limited
INCOME TAX EXPENSE
Preferential tax rate (as a percent)					15.00%
PRC
INCOME TAX EXPENSE
Income tax rate (as a percent)	25.00%
Dividends withholding tax rate		10.00%
Net operating losses		$ 36,213,678			$ 36,213,678
PRC | TASE
INCOME TAX EXPENSE
Preferential tax rate (as a percent)	15.00%
Effective period of TASE certificate (in years)	3 years
Hong Kong
INCOME TAX EXPENSE
Income tax rate (as a percent)		16.50%
Withholding tax		$ 0	0	0	0
Net operating losses		6,706,712			6,706,712
Hong Kong | Adagene (Hong Kong) Limited
INCOME TAX EXPENSE
Provision for income taxes		0	0	0
Assessable profits or earnings		$ 0	0	0
Australia
INCOME TAX EXPENSE
Income tax rate (as a percent)		30.00%
Dividends withholding tax rate		30.00%
Net operating losses		$ 15,364,780			15,364,780
Australia | Adagene Australia PTY Ltd.
INCOME TAX EXPENSE
Provision for income taxes		0	0	0
Taxable Income		$ 0	$ 0	$ 0
United States
INCOME TAX EXPENSE
Dividends withholding tax rate		30.00%
State income tax rate (as a percent)		21.00%
Net operating losses		$ 92,372,106			92,372,106
California
INCOME TAX EXPENSE
State income tax rate (as a percent)		8.84%
SWITZERLAND
INCOME TAX EXPENSE
Income tax rate (as a percent)		8.50%
Dividends withholding tax rate		35.00%
Net operating losses		$ 4,926,821			4,926,821
SWITZERLAND | Adagene AG
INCOME TAX EXPENSE
Income tax rate (as a percent)		6.50%
Capital tax rate for Canton of Basel		0.10%
SINGAPORE
INCOME TAX EXPENSE
Net operating losses		$ 2,595,838			$ 2,595,838